                                    FORM 13F

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                               Form 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: December 31, 2002
                                                      ------------------

          Check here if Amendment [ ]: Amendment Number:
                                                        ----------------

                        This Amendment (Check only one):

                        [ ] is a restatement
                        [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:
Name:             Glenview Capital Management, LLC
Address:          540 Madison Avenue, 33rd Floor
                  New York, New York 10022


Form 13F File Number:  28-10134
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                  The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:             Lawrence M. Robbins
Title:            Chief Executive Officer
Phone:            212-812-4730

Signature, Place and Date of Signing:

/s/ Lawrence M. Robbins      540 Madison Avenue, 33rd Floor    February 14, 2003
-------------------------    New York, New York 10022



Report Type (Check only one):

[X] 13F HOLDINGS REPORT

[ ] 13F NOTICE

[ ] 13F COMBINATION REPORT

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                              Form 13F Summary Page

                                 Report Summary:

Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 65

Form 13F Information Table Value Total: $540,131.18 (thousands)

List of Other Included Managers:        None

                           Form 13F INFORMATION TABLE

                Column 1         Column 2     Column 3   Column 4             Column 5          Column 6  Column 7    Column 8
                --------         --------     --------   --------             --------          --------  --------    --------
                Name of                                                 Shrs or           Put/  Investment  Other  Voting authority
                 Issuer         Class Title     CUSIP   Value (x$1000)   prn amt. SH/PRN  Call discretion managers Sole Shared None
                 ------         -----------     -----   --------------   -------- ------  ---- ---------- -------- ---- ------ ----
AdvancePCS                        Common      00790K109   33,315.00    1,500,000   SH             Yes       None    Sole
Allegheny Energy Inc.             Common      017361106    3,024.00      400,000   SH             Yes       None    Sole
American Tower Corp.               CL A       029912201    4,412.50    1,250,000   SH             Yes       None    Sole
American Tower Corp. 5.00%
 02/15/10                     NOTE 5.000% 2/1 029912AF9    8,096.25   12,750,000   PRN            Yes       None    Sole
American Tower Corp. 6.25%
 10/15/09                    NOTE 6.250% 10/1 029912AB8    8,810.50   13,150,000   PRN            Yes       None    Sole
Amn Healthcare Services Inc       Common      001744101    6,425.80      380,000   SH             Yes       None    Sole
Anthem Inc.                       Common      03674B104   14,152.50      225,000   SH             Yes       None    Sole
Aon Corporation                   Common      037389103   20,779.00    1,100,000   SH             Yes       None    Sole
Asbury Automotive Group Inc.      Common      043436104    6,394.96      760,400   SH             Yes       None    Sole
AT&T Wireless Svcs Inc.           Common      00209A106    8,757.50    1,550,000   SH             Yes       None    Sole
BJ Services Co.                   Common      055482103    7,592.85      235,000   SH             Yes       None    Sole
BJ's Wholesale Club Inc.          Common      05548J106    6,350.10      347,000   SH             Yes       None    Sole
Blockbuster Inc.                   CL A       093679108    4,483.50      366,000   SH             Yes       None    Sole
CDW Computer Centers Inc.         Common      125129106    1,385.66       31,600   SH             Yes       None    Sole
Celestica Inc.                 SUB VTG. SHS   15101Q108   12,690.00      900,000   SH             Yes       None    Sole
Cendant Corporation               Common      151313103   19,230.80    1,835,000   SH             Yes       None    Sole
Charter Communications Inc.       CL A        16117M107      354.00      300,000   SH             Yes       None    Sole
Clear Channel Communications      Common      184502102   15,848.25      425,000   SH             Yes       None    Sole
Computer Assoc Intl Inc.          Common      204912109   20,560.50    1,523,000   SH             Yes       None    Sole
Concord Efs Inc.                  Common      206197105    1,574.00      100,000   SH             Yes       None    Sole
Conocophillips                    Common      20825C104   18,726.93      387,000   SH             Yes       None    Sole
Cross Country Inc                 Common      22748P105      807.71       57,900   SH             Yes       None    Sole
Crown Castle Intl Corp            Common      228227104    1,875.00      500,000   SH             Yes       None    Sole
Delta & Pine Lane                 Common      247357106    2,767.60      135,600   SH             Yes       None    Sole
Dobson Communications Corp.        CL A       256069105      497.25      225,000   SH             Yes       None    Sole
Echostar Communications            CL A       278762109    2,226.00      100,000   SH             Yes       None    Sole
Ensco International Inc           Common      26874Q100    5,890.00      200,000   SH             Yes       None    Sole
Enterasys Networks Inc            Common      293637104   10,920.00    7,000,000   SH             Yes       None    Sole
Express Scripts Inc               Common      302182100    2,642.20       55,000   SH             Yes       None    Sole
Gemstar - TV Guide Intl Inc       Common      36866W106    5,850.00    1,800,000   SH             Yes       None    Sole
General Dynamics Corp             Common      369550108   13,889.75      175,000   SH             Yes       None    Sole
General Motors Corporation       CL H NEW     370442832    2,461.00      230,000   SH             Yes       None    Sole
GlobalSantaFe Corp                  SHS       G3930E101    7,296.00      300,000   SH             Yes       None    Sole
Halliburton Company               Common      406216101    5,613.00      300,000   SH             Yes       None    Sole
Home Depot Inc.                   Common      437076102    2,402.00      100,000   SH             Yes       None    Sole
Homestore Inc                     Common      437852106      488.75      575,000   SH             Yes       None    Sole
Laboratory Corp of Amer.
 Hldgs                            COM NEW     50540R409   34,860.00    1,500,000   SH             Yes       None    Sole
Mcdermott Int'l Inc.              Common      580037109    1,370.50      312,900   SH             Yes       None    Sole
Micron Technology Inc.            Common      595112103    4,188.20      430,000   SH             Yes       None    Sole
Monsanto Corp                     Common      61166W101    2,887.50      150,000   SH             Yes       None    Sole
Oxford Health Plans Inc           Common      691471106    4,811.40      132,000   SH             Yes       None    Sole
Parametric Technology Corp        Common      699173100      571.65      309,000   SH             Yes       None    Sole
Pharmacia Corporation             Common      71713U102   20,900.00      500,000   SH             Yes       None    Sole
Pmc Sierra Inc.                   Common      69344F106    1,112.00      200,000   SH             Yes       None    Sole
Providian Financial Corp          Common      74406A102   14,681.68    2,262,200   SH             Yes       None    Sole
Providian Financial 0% 02/15/21   NOTE 2/1     74406AAB8  13,645.20   41,500,000   PRN            Yes       None    Sole
Raytheon Company                  COM NEW     755111507    4,729.35      153,800   SH             Yes       None    Sole
RibaPharm Inc                     Common      762537108    5,014.03      765,500   SH             Yes       None    Sole
SPX Corp                          Common      784635104   21,144.27      564,600   SH             Yes       None    Sole
Sappi Ltd                      SPON ADR NEW   803069202   20,491.00    1,550,000   SH             Yes       None    Sole
Schlumberger Ltd                  Common      806857108   14,731.50      350,000   SH             Yes       None    Sole
Seagate Technology Holdings         SHS       G7945J104    3,755.50      350,000   SH             Yes       None    Sole
Siebel Systems Inc.               Common      826170102    1,480.00      200,000   SH             Yes       None    Sole
Sonic Automotive Inc               CL A       83545G102    2,053.55      138,100   SH             Yes       None    Sole
Spectrasite Holdings Cov. 6.75  NOTE 6.750%
                                11/1          84760TAL4    8,342.50   23,500,000   PRN            Yes       None    Sole
Sprint Corp                    PCS COM SER 1  852061506    1,314.00      300,000   SH             Yes       None    Sole
Stilwell Financial Inc.           Common      860831106    4,901.25      375,000   SH             Yes       None    Sole
Synavant Inc                      Common      87157A105    2,456.76    2,641,679   SH             Yes       None    Sole
Synopsys Inc.                     Common      871607107   11,537.50      250,000   SH             Yes       None    Sole
TicketMaster-B                     CL B       88633P203   18,885.80      890,000   SH             Yes       None    Sole
Transocean Inc.                     ORD       G90078109    6,844.00      295,000   SH             Yes       None    Sole
Tyco International  Ltd           Common      902124106   11,956.00      700,000   SH             Yes       None    Sole
USA Interactive                   Common      902984103    2,361.44      103,300   SH             Yes       None    Sole

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                           Form 13F INFORMATION TABLE

        Column 1   Column 2     Column 3     Column 4            Column 5            Column 6     Column 7         Column 8
        --------   --------     --------     --------            --------            --------     --------         --------
        Name of                                           Shrs or            Put/   Investment     Other       Voting authority
         Issuer   Class Title      CUSIP  Value (x$1000)  prn amt.   SH/PRN  Call   discretion    managers   Sole   Shared    None
         ------   -----------      -----  --------------  --------   ------  ----   ----------    --------   ----   ------    ----
Westar
 Energy Inc         Common     95709T100      6,930.00     700,000     SH              Yes          None     Sole
Willis Group                                                                           Yes          None     Sole
 Holdings, Ltd        SHS      G96655108      3,583.75     125,000     SH

                                           -----------
                                            540,131.18
                                           -----------